CASH FLOW INFORMATION	12 Months Ended
Jul. 31, 2025
Supplemental Cash Flow Elements [Abstract]
CASH FLOW INFORMATION

7. CASH FLOW INFORMATION:

For purposes of reporting cash flows, the Company considers cash equivalents to consist of short-term highly liquid investments with maturities of three months or less, which are readily convertible into cash. The following is a reconciliation of the Company’s cash and cash equivalents and restricted cash to the total presented on the consolidated statements of cash flows:

	July 31
	2025	2024
Cash and cash equivalents	$748,597	$1,243,977
Restricted cash, tenant security deposits	938,342	938,580
Restricted cash, escrow	71,806	71,784
Restricted cash, other	—	31,260
	$1,758,745	$2,285,601

Amounts in restricted cash primarily consist of cash held in bank accounts for tenant security deposits, amounts set aside in accordance with certain loan agreements, and security deposits with landlords and utility companies.

Supplemental disclosure:

	July 31,
	2025	2024
Cash Flow Information
Interest paid, net of capitalized interest of $84,265 (2025), and $85,610 (2024)	$70,141	$141,975
Income tax (refunded)	—	—